Significant Accounting Policies - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Notional Amounts of Outstanding Derivative Positions [Line Items]
Notional amounts	$ 30,305
Designated cash flow hedges [Member]
Schedule of Notional Amounts of Outstanding Derivative Positions [Line Items]
Notional amounts	$ 30,305